Equity - Other comprehensive income / (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EQUITY
Balances at January 1	$ (117,317)	$ (482,435)	$ (250,747)
Other comprehensive income/(loss) for the year	(58,396)	365,118	(231,688)
For the year ended December 31,	(175,713)	(117,317)	(482,435)
Currency translation adjustments
EQUITY
Balances at January 1	(138,653)	(505,015)	(273,378)
Other comprehensive income/(loss) for the year	(59,152)	366,362	(231,637)
For the year ended December 31,	(197,805)	(138,653)	(505,015)
Remeasurement of defined benefit obligations
EQUITY
Balances at January 1	529	532	520
Other comprehensive income/(loss) for the year	42	(3)	12
For the year ended December 31,	571	529	532
Cash flow hedge
EQUITY
Balances at January 1	(1,643)
Other comprehensive income/(loss) for the year	873	(1,643)	0
For the year ended December 31,	(770)	(1,643)
Share of other comprehensive loss from associates
EQUITY
Balances at January 1	(41,220)	(41,239)	(41,169)
Other comprehensive income/(loss) for the year	81	19	(70)
For the year ended December 31,	(41,139)	(41,220)	(41,239)
Income Tax effect
EQUITY
Balances at January 1	268	(115)	(122)
Other comprehensive income/(loss) for the year	(240)	383	7
For the year ended December 31,	28	268	(115)
Transfer from shareholders equity - currency translation differences
EQUITY
Balances at January 1	63,402	63,402	63,402
Other comprehensive income/(loss) for the year	0	0	0
For the year ended December 31,	$ 63,402	$ 63,402	$ 63,402